Stock Compensation Plans (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 United States M	Dec. 31, 2010 United States M	Dec. 31, 2009 United States	Dec. 31, 2008 United States	Dec. 31, 2011 United States Maximum	Dec. 31, 2011 United Kingdom Y	Dec. 31, 2010 United Kingdom	Dec. 31, 2009 United Kingdom	Dec. 31, 2008 United Kingdom Maximum	Dec. 31, 2006 United Kingdom Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Maximum purchase of shares under plan (in shares)								7,500,000				200,000	525,000
Period of interval for purchase of common stock (in months)				6	3
Purchase price expressed as a percentage of the fair market value of common stock (as a percent)				85.00%	85.00%
Stock issued to employees under the plan (in shares)				468,000	357,000	323,000	320,000		63,000	5,000	201,000
Compensation expense	$ 235	$ 221	$ 209	$ 5	$ 3	$ 3			$ 1	$ 1	$ 1
Waiting period before purchase of shares (in years)									3